EMPLOYEE FUTURE BENEFITS (Details 10) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Increase in Total of service and interest cost	1.2
Increase in Accrued benefit obligation at December 31	22.3
Decrease in Total of service and interest cost	(1.0)
Decrease in Accrued benefit obligation at December 31	(19.0)